Environmental and Legal Contingencies (Details 3) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 23, 2015	Oct. 17, 2012
Hamilton Plant [Member]
Site Contingency [Line Items]
Site contingency accrual, undiscounted amount	$ 0.7	$ 0.7
Mansfield Works [Member]
Site Contingency [Line Items]
Site contingency accrual, undiscounted amount	1.1	1.1
Proposed civil penalty related to environmental issue			$ 0.1	$ 0.3
Ashland coke plant [Member]
Site Contingency [Line Items]
Site contingency accrual, undiscounted amount	0.5	0.5
Ambridge Works [Member]
Site Contingency [Line Items]
Site contingency accrual, undiscounted amount	5.5	5.5
Dicks Creek [Member]
Site Contingency [Line Items]
Site contingency accrual, undiscounted amount		$ 16.2
Middletown Works RCRA Site [Member]
Site Contingency [Line Items]
Site contingency accrual, undiscounted amount	$ 16.2